Income Taxes (Details 1) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets:
Amortization of intangibles	$ 374,000	$ 329,700
Research and development credits	164,600	89,400
Various accruals	64,600	150,700
Stock options expense	383,200	0
Net operating loss	1,515,800	0
Other	24,900	19,400
Total	2,527,100	589,200
Deferred tax liability:
Depreciation of property and amortization of goodwill	(37,200)	(52,100)
Net deferred tax assets	$ 2,489,900	$ 537,100